UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2008

[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ===============================================

       ANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       DECEMBER 31, 2008

 ===============================================

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

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE S&P 500 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Distributions to Shareholders                                             14

   Report of Independent Registered
     Public Accounting Firm                                                  15

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         37

   Financial Statements                                                      39

   Notes to Financial Statements                                             42

EXPENSE EXAMPLE                                                              58

TRUSTEES' AND OFFICERS' INFORMATION                                          60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ULTIMATELY, THE ECONOMY WILL REGAIN ITS
FOOTING, AND INVESTMENTS MADE IN TODAY'S         [PHOTO OF CHRISTOPHER W. CLAUS]
ENVIRONMENT HAVE THE POTENTIAL TO
PROVIDE A SOLID FOUNDATION FOR THE FUTURE."

--------------------------------------------------------------------------------

JANUARY 2009

2008 is a year most investors would like to forget. Every major asset class, with the exception of Treasuries, was pummeled. The S&P 500 Index turned in its worst annual performance since 1933, falling 36.99% for the calendar year, as the credit crunch, brought on by years of excess - easy credit, soaring consumer debt, a glut of housing, and large inventories of risky assets held by global institutions - developed into a historic financial crisis and tipped the U.S. economy into recession. Europe, Japan, and Canada followed suit.

This recession probably will be longer and more severe than average. The economic and financial news continues to be dispiriting - rising unemployment, continued foreclosures, falling home prices, high-profile corporate bankruptcies
- and I expect the headlines to get worse before they get better. 2009 is likely to be a difficult year for the economy.

It may be difficult for investors as well. At the time of this writing, a dark cloud of negativity hangs over the markets. The pessimism is reflected in the lower fundamental valuations for many asset classes. But recessions do not last forever. For me, that is the silver lining. Ultimately, the economy will regain its footing, and investments made in today's environment have the potential to provide a solid foundation for the future.

Valuations are getting more and more attractive, and I believe they eventually will capture the attention of patient investors who have

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

time horizons of at least three to five years. In the months ahead, more long-term investors are likely to begin buying these attractively priced securities, which should bring back some rationality and provide a floor to the markets, perhaps toward the end of 2009.

Of course, I cannot be sure when the rebound will happen - no one can. But a rebound in stock prices could be a leading indicator of the economic recovery. Historically, the stock market has anticipated events six to nine months down the road. Furthermore, when the markets turn, the majority of the gains come in a short period. The people who are invested at that time tend to reap the greatest rewards. So if you are a long-term investor, have money in stocks, and can sleep at night, it could be best to leave your investments in place. You might also consider adding to your portfolio by investing fixed amounts at regular intervals.

As always, patience and discipline are critical. Adhering to an investment plan that suits your goals, risk tolerance, and time horizon also is a must. If you would like to revisit your strategy, our experienced investment professionals are ready to help - at no charge to you.

The months ahead are likely to be challenging for everyone. Rest assured that we will continue working hard on your behalf - faithfully serving your investment needs by offering some of the industry's top investment talent, exceptional service, and pure no-load mutual funds.

From all of us at USAA, thank you for your trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM DURING 2008?

  The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the year ended December 31, 2008. The Fund produced a return of -37.13% (Member Shares) and -37.07% (Reward Shares) for the period, as compared to -36.99% for the benchmark. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

o WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

  The year ended December 31, 2008, was marked by extreme volatility in equity markets around the world as the effects of the subprime mortgage crisis ricocheted throughout the financial system, resulting in a global credit crunch and economic slowdown. The near collapse of Bear Stearns in March 2008 and the subsequent government-orchestrated purchase of the bank by JPMorgan Chase & Co. marked the beginning of a series of bank failures and government interventions.

  Following the bailout of Fannie Mae and Freddie Mac in September 2008, the bankruptcy filing of Lehman Brothers, the acquisition of Merrill Lynch by Bank of America, the provision of an $85 billion emergency rescue loan to insurance giant American International Group, Inc. (AIG), and the failure of Washington Mutual, U.S. government officials and congressional lawmakers developed a comprehensive fiscal rescue plan.

  The election of Barack Obama as the new president of the United States sparked a brief rally in early November 2008, but market

  Refer to pages 9 and 11 for benchmark definitions.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

  volatility continued as grim economic news persisted, including the announcement that the U.S. officially had moved into a recession in December 2007. Oil prices peaked in the third quarter and fell throughout the fourth quarter, closing at $44.60 a barrel on December 31, 2008.

  For the 12-month period ended December 31, 2008, large-capitalization stocks, as represented by the S&P 500 Index, returned -36.99%. Over the same period, mid-cap stocks, as represented by the S&P MidCap 400 Index, returned -36.23%, and small-cap stocks, as represented by the S&P SmallCap 600 Index, returned -31.07%.

o PLEASE DESCRIBE SECTOR PERFORMANCE.

  All sectors posted negative returns for the 12-month period ended December 31, 2008. Information technology, which is the largest sector in the index, returned -43.14%. Energy, health care, and financials, the three next-largest sectors in the index, returned -34.87%, -22.81%, and -55.32%, respectively, for the 12-month period.

o WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2009?

  We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track closely the index's performance.

  Thank you for your investment in the Fund.

  The unmanaged, market-value-weighted S&P MidCap 400 Index covers approximately 7% of the U.S. equities market, focusing on mid-cap domestic stocks chosen for market size, liquidity, and industry group representation.
  o The unmanaged, market-value-weighted S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA S&P 500 INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)
                                  REWARD SHARES

                                       [5]
                                  TOTAL RETURN

The Fund's Reward Shares are listed as a Lipper Leader for Total Return among 170 funds within the Lipper S&P 500 Index Funds category for the overall period ended December 31, 2008. The Fund's Reward Shares received a Lipper Leader rating for Total Return among 170 and 156 funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of December 31, 2008.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                            LIPPER LEADERS (OVERALL)
                            MEMBER AND REWARD SHARES

              [5]                     [5]                    [5]
         PRESERVATION               EXPENSE                  TAX
                                                          EFFICIENCY

The Fund's Member and Reward shares are listed as Lipper Leaders for Preservation among 9,240 equity funds and for Expense and Tax Efficiency among 171 and 170 funds, respectively, within the Lipper S&P 500 Index Objective Funds category for the overall period ended December 31, 2008. The Fund's Member and Reward shares received a Lipper Leader rating for Preservation among 9,240 and 7,428 equity funds for the three- and five-year periods, respectively, and the Fund's Member Shares received a score of 4 among 3,558 equity funds for the 10-year period. The Fund's Member and Reward shares received a Lipper Leader rating for Expense among 171 and 156 funds and for Tax Efficiency among 170 and 156 funds within the Lipper S&P 500 Index Objective Funds category for the three- and five-year periods, respectively, and the Fund's Member Shares received a Lipper Leader rating for Expense and Tax Efficiency among 86 funds for the 10-year period. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of December 31, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2008. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of December 31, 2008. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Preservation, Expense, and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES
(Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                              12/31/08              12/31/07
--------------------------------------------------------------------------------
Net Assets                                $1,446.2 Million      $2,315.3 Million
Net Asset Value Per Share                      $13.51                $21.98

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/08
--------------------------------------------------------------------------------

 1 Year                            5 Years                           10 Years
-37.13%                            -2.40%                             -1.62%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------

Before Reimbursement               0.33%       After Reimbursement     0.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE MEMBER SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.25%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on accounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                           USAA S&P 500 INDEX FUND-
                               S&P 500 INDEX                    MEMBER SHARES
12/31/1998                       $10000.00                        $10000.00
 1/31/1999                        10418.16                         10399.58
 2/28/1999                        10094.38                         10077.84
 3/31/1999                        10498.24                         10484.46
 4/30/1999                        10904.79                         10890.72
 5/31/1999                        10647.29                         10625.09
 6/30/1999                        11238.18                         11219.86
 7/31/1999                        10887.27                         10869.72
 8/31/1999                        10833.41                         10812.24
 9/30/1999                        10536.42                         10524.87
10/31/1999                        11203.18                         11175.14
11/30/1999                        11430.92                         11400.64
12/31/1999                        12104.15                         12067.40
 1/31/2000                        11496.01                         11461.92
 2/29/2000                        11278.40                         11246.06
 3/31/2000                        12381.75                         12336.24
 4/30/2000                        12009.23                         11966.58
 5/31/2000                        11762.84                         11713.09
 6/30/2000                        12052.83                         11998.25
 7/31/2000                        11864.39                         11813.01
 8/31/2000                        12601.34                         12543.38
 9/30/2000                        11936.08                         11882.03
10/31/2000                        11885.62                         11828.96
11/30/2000                        10948.56                         10894.95
12/31/2000                        11002.15                         10948.81
 1/31/2001                        11392.49                         11333.75
 2/28/2001                        10353.71                         10299.91
 3/31/2001                         9697.79                          9645.13
 4/30/2001                        10451.41                         10389.61
 5/31/2001                        10521.44                         10455.79
 6/30/2001                        10265.36                         10196.90
 7/31/2001                        10164.30                         10097.37
 8/31/2001                         9528.00                          9466.97
 9/30/2001                         8758.59                          8702.12
10/31/2001                         8925.61                          8868.62
11/30/2001                         9610.26                          9545.69
12/31/2001                         9694.45                          9625.08
 1/31/2002                         9552.98                          9485.67
 2/28/2002                         9368.74                          9301.64
 3/31/2002                         9721.10                          9647.60
 4/30/2002                         9131.73                          9060.35
 5/31/2002                         9064.45                          8993.24
 6/30/2002                         8418.79                          8349.39
 7/31/2002                         7762.51                          7704.11
 8/31/2002                         7813.47                          7749.00
 9/30/2002                         6964.31                          6905.75
10/31/2002                         7577.28                          7514.58
11/30/2002                         8023.28                          7954.30
12/31/2002                         7551.92                          7489.38
 1/31/2003                         7354.09                          7285.59
 2/28/2003                         7243.75                          7178.03
 3/31/2003                         7314.08                          7240.18
 4/30/2003                         7916.55                          7836.90
 5/31/2003                         8333.65                          8246.08
 6/30/2003                         8439.96                          8345.24
 7/31/2003                         8588.77                          8493.45
 8/31/2003                         8756.27                          8653.05
 9/30/2003                         8663.28                          8556.10
10/31/2003                         9153.36                          9042.57
11/30/2003                         9233.89                          9116.97
12/31/2003                         9718.16                          9590.38
 1/31/2004                         9896.54                          9762.66
 2/29/2004                        10034.10                          9894.74
 3/31/2004                         9882.72                          9745.03
 4/30/2004                         9727.58                          9589.52
 5/31/2004                         9861.07                          9716.23
 6/30/2004                        10052.81                          9902.46
 7/31/2004                         9720.10                          9573.15
 8/31/2004                         9759.41                          9607.81
 9/30/2004                         9865.11                          9707.97
10/31/2004                        10015.83                          9858.75
11/30/2004                        10421.08                         10253.10
12/31/2004                        10775.70                         10598.04
 1/31/2005                        10513.04                         10341.11
 2/28/2005                        10734.28                         10557.16
 3/31/2005                        10544.20                         10369.07
 4/30/2005                        10344.21                         10169.78
 5/31/2005                        10673.36                         10492.17
 6/30/2005                        10688.51                         10505.58
 7/31/2005                        11086.00                         10894.02
 8/31/2005                        10984.85                         10793.97
 9/30/2005                        11073.82                         10879.75
10/31/2005                        10889.21                         10696.55
11/30/2005                        11301.06                         11098.40
12/31/2005                        11305.00                         11103.33
 1/31/2006                        11604.32                         11394.28
 2/28/2006                        11635.81                         11423.96
 3/31/2006                        11780.65                         11565.17
 4/30/2006                        11938.84                         11714.21
 5/31/2006                        11595.22                         11380.37
 6/30/2006                        11610.94                         11393.42
 7/31/2006                        11682.56                         11459.28
 8/31/2006                        11960.53                         11728.69
 9/30/2006                        12268.75                         12030.00
10/31/2006                        12668.54                         12420.78
11/30/2006                        12909.44                         12655.25
12/31/2006                        13090.53                         12828.25
 1/31/2007                        13288.51                         13021.52
 2/28/2007                        13028.60                         12767.85
 3/31/2007                        13174.32                         12907.89
 4/30/2007                        13757.88                         13478.07
 5/31/2007                        14237.97                         13945.14
 6/30/2007                        14001.43                         13714.61
 7/31/2007                        13567.32                         13288.32
 8/31/2007                        13770.69                         13483.20
 9/30/2007                        14285.70                         13987.60
10/31/2007                        14512.94                         14207.78
11/30/2007                        13906.20                         13608.40
12/31/2007                        13809.72                         13510.88
 1/31/2008                        12981.40                         12699.49
 2/29/2008                        12559.69                         12287.64
 3/31/2008                        12505.45                         12227.92
 4/30/2008                        13114.51                         12826.96
 5/31/2008                        13284.38                         12987.53
 6/30/2008                        12164.45                         11891.39
 7/31/2008                        12062.20                         11792.09
 8/31/2008                        12236.67                         11959.66
 9/30/2008                        11146.30                         10888.23
10/31/2008                         9274.30                          9060.00
11/30/2008                         8608.83                          8404.84
12/31/2008                         8700.42                          8493.99

                                   [END CHART]

      Data from 12/31/98 to 12/31/08.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES
(Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                             12/31/08                12/31/07
--------------------------------------------------------------------------------
Net Assets                                $697.8 Million        $1,040.1 Million
Net Asset Value Per Share                     $13.51                  $21.99

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/08
--------------------------------------------------------------------------------

 1 Year                      5 Years                     Since Inception 5/01/02
-37.07%                      -2.29%                               -0.97%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------

Before Reimbursement               0.20%       After Reimbursement     0.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE REWARD SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.09%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                          USAA S&P 500 INDEX FUND -
                               S&P 500 INDEX                    REWARD SHARES
4/30/2002                        $10000.00                        $10000.00
  5/31/02                          9926.33                          9834.86
  6/30/02                          9219.27                          9132.62
  7/31/02                          8500.59                          8426.81
  8/31/02                          8556.40                          8482.04
  9/30/02                          7626.50                          7559.41
 10/31/02                          8297.76                          8225.87
 11/30/02                          8786.15                          8707.21
 12/31/02                          8269.98                          8200.15
  1/31/03                          8053.34                          7977.01
  2/28/03                          7932.51                          7859.25
  3/31/03                          8009.53                          7935.34
  4/30/03                          8669.28                          8582.61
  5/31/03                          9126.04                          9030.72
  6/30/03                          9242.45                          9144.24
  7/31/03                          9405.41                          9306.64
  8/31/03                          9588.84                          9481.53
  9/30/03                          9487.01                          9379.66
 10/31/03                         10023.69                          9912.95
 11/30/03                         10111.88                          9994.52
 12/31/03                         10642.20                         10518.03
  1/31/04                         10837.53                         10706.98
  2/29/04                         10988.17                         10858.13
  3/31/04                         10822.40                         10692.00
  4/30/04                         10652.50                         10521.38
  5/31/04                         10798.69                         10660.40
  6/30/04                         11008.67                         10871.11
  7/31/04                         10644.31                         10509.59
  8/31/04                         10687.37                         10547.64
  9/30/04                         10803.12                         10661.87
 10/31/04                         10968.16                         10821.09
 11/30/04                         11411.95                         11260.56
 12/31/04                         11800.28                         11640.03
  1/31/05                         11512.65                         11357.84
  2/28/05                         11754.93                         11595.13
  3/31/05                         11546.77                         11389.20
  4/30/05                         11327.77                         11176.74
  5/31/05                         11688.21                         11530.84
  6/30/05                         11704.80                         11541.98
  7/31/05                         12140.09                         11975.21
  8/31/05                         12029.32                         11865.29
  9/30/05                         12126.75                         11956.26
 10/31/05                         11924.59                         11754.93
 11/30/05                         12375.60                         12203.05
 12/31/05                         12379.91                         12205.16
  1/31/06                         12707.70                         12524.98
  2/28/06                         12742.18                         12557.61
  3/31/06                         12900.79                         12715.75
  4/30/06                         13074.02                         12886.17
  5/31/06                         12697.73                         12512.56
  6/30/06                         12714.94                         12530.42
  7/31/06                         12793.38                         12609.44
  8/31/06                         13097.77                         12905.74
  9/30/06                         13435.30                         13240.27
 10/31/06                         13873.10                         13670.15
 11/30/06                         14136.91                         13928.08
 12/31/06                         14335.22                         14122.06
  1/31/07                         14552.02                         14334.72
  2/28/07                         14267.40                         14055.60
  3/31/07                         14426.98                         14206.41
  4/30/07                         15066.03                         14840.62
  5/31/07                         15591.76                         15354.67
  6/30/07                         15332.73                         15097.99
  7/31/07                         14857.34                         14628.69
  8/31/07                         15080.05                         14849.93
  9/30/07                         15644.02                         15401.95
 10/31/07                         15892.87                         15644.40
 11/30/07                         15228.45                         14991.15
 12/31/07                         15122.79                         14887.77
  1/31/08                         14215.71                         13994.09
  2/29/08                         13753.90                         13533.72
  3/31/08                         13694.51                         13477.98
  4/30/08                         14361.48                         14131.13
  5/31/08                         14547.50                         14314.83
  6/30/08                         13321.09                         13112.08
  7/31/08                         13209.11                         12995.80
  8/31/08                         13400.17                         13187.32
  9/30/08                         12206.12                         12011.53
 10/31/08                         10156.13                          9988.97
 11/30/08                          9427.38                          9273.51
 12/31/08                          9527.69                          9369.04

                                   [END CHART]

      *Data from 4/30/02 to 12/31/08.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

*The performance of the S&P 500 Index is calculated from the end of the month, April 30, 2002, while the Reward Shares were introduced on May 1, 2002. There may be a slight variation of the performance numbers because of this difference.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                         TOP 10 EQUITY HOLDINGS
                             AS OF 12/31/08
                            (% of Net Assets)

Exxon Mobil Corp. ................................................  5.1%
Procter & Gamble Co. .............................................  2.3%
AT&T, Inc. .......................................................  2.1%
General Electric Co. .............................................  2.1%
Johnson & Johnson ................................................  2.1%
Chevron Corp. ....................................................  1.9%
Microsoft Corp. ..................................................  1.9%
Wal-Mart Stores, Inc. ............................................  1.6%
JPMorgan Chase & Co. .............................................  1.5%
Pfizer, Inc. .....................................................  1.5%

You will find a complete list of securities that the Fund owns on pages 16-36.

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

                  o SECTOR ALLOCATION* -- 12/31/2008 o

                    [PIE CHART OF SECTOR ALLOCATION]

Financials                                                         13.1%
Consumer Staples                                                   12.8%
Industrials                                                        11.0%
Consumer Discretionary                                              8.3%
Utilities                                                           4.2%
Telecommunication Services                                          3.8%
Materials                                                           3.0%
Information Technology                                             15.2%
Health Care                                                        14.6%
Energy                                                             13.2%

                               [END CHART]

*Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the tax year ended December 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2008, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $881,000 as qualifying interest income.

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 13, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  15

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2008

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            COMMON STOCKS (99.2%)

            CONSUMER DISCRETIONARY (8.3%)
            -----------------------------
            ADVERTISING (0.1%)
   119,400  Interpublic Group of Companies, Inc.*                                        $      473
    84,300  Omnicom Group, Inc.                                                               2,269
                                                                                         ----------
                                                                                              2,742
                                                                                         ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    89,800  Coach, Inc.*                                                                      1,865
    23,939  Jones Apparel Group, Inc.                                                           140
    15,500  Polo Ralph Lauren Corp.                                                             704
    23,000  VF Corp.                                                                          1,260
                                                                                         ----------
                                                                                              3,969
                                                                                         ----------
            APPAREL RETAIL (0.2%)
    23,800  Abercrombie & Fitch Co. "A"                                                         549
   123,800  Gap, Inc.                                                                         1,658
    75,700  Limited Brands, Inc.                                                                760
   111,200  TJX Companies, Inc.                                                               2,287
                                                                                         ----------
                                                                                              5,254
                                                                                         ----------
            AUTO PARTS & EQUIPMENT (0.1%)
   162,200  Johnson Controls, Inc.                                                            2,946
                                                                                         ----------
            AUTOMOBILE MANUFACTURERS (0.1%)
   655,141  Ford Motor Co.*                                                                   1,500
   172,900  General Motors Corp.                                                                554
                                                                                         ----------
                                                                                              2,054
                                                                                         ----------
            AUTOMOTIVE RETAIL (0.1%)
    34,163  AutoNation, Inc.*                                                                   338
    10,900  AutoZone, Inc.*                                                                   1,520
                                                                                         ----------
                                                                                              1,858
                                                                                         ----------
            BROADCASTING (0.1%)
   177,800  CBS Corp. "B"                                                                     1,456
                                                                                         ----------

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            CABLE & SATELLITE (0.8%)
   775,741  Comcast Corp. "A"                                                            $   13,094
   150,900  DIRECTV Group, Inc.*                                                              3,457
    21,300  Scripps Networks Interactive "A"                                                    469
                                                                                         ----------
                                                                                             17,020
                                                                                         ----------
            CASINOS & GAMING (0.1%)
    81,496  International Game Technology                                                       969
    16,503  Wynn Resorts Ltd.*                                                                  697
                                                                                         ----------
                                                                                              1,666
                                                                                         ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
    89,550  Best Buy Co., Inc.                                                                2,517
    42,400  GameStop Corp. "A"*                                                                 919
    33,600  RadioShack Corp.                                                                    401
                                                                                         ----------
                                                                                              3,837
                                                                                         ----------
            CONSUMER ELECTRONICS (0.0%)
    15,600  Harman International Industries, Inc.                                               261
                                                                                         ----------

            DEPARTMENT STORES (0.3%)
    62,000  J.C. Penney Co., Inc.                                                             1,222
    80,700  Kohl's Corp.*                                                                     2,921
   117,702  Macy's, Inc.                                                                      1,218
    42,300  Nordstrom, Inc.                                                                     563
    15,085  Sears Holdings Corp.*                                                               586
                                                                                         ----------
                                                                                              6,510
                                                                                         ----------
            DISTRIBUTORS (0.1%)
    42,800  Genuine Parts Co.                                                                 1,620
                                                                                         ----------
            EDUCATION SERVICES (0.1%)
    29,400  Apollo Group, Inc. "A"*                                                           2,253
                                                                                         ----------
            FOOTWEAR (0.3%)
   106,200  NIKE, Inc. "B"                                                                    5,416
                                                                                         ----------
            GENERAL MERCHANDISE STORES (0.4%)
    23,400  Big Lots, Inc.*                                                                     339
    37,400  Family Dollar Stores, Inc.                                                          975
   205,100  Target Corp.                                                                      7,082
                                                                                         ----------
                                                                                              8,396
                                                                                         ----------
            HOME FURNISHINGS (0.0%)
    45,600  Leggett & Platt, Inc.                                                               693
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HOME IMPROVEMENT RETAIL (1.0%)
   455,556  Home Depot, Inc.                                                             $   10,487
   393,600  Lowe's Companies, Inc.                                                            8,470
    26,100  Sherwin-Williams Co.                                                              1,560
                                                                                         ----------
                                                                                             20,517
                                                                                         ----------
            HOMEBUILDING (0.1%)
    36,000  Centex Corp.                                                                        383
    74,600  D.R. Horton, Inc.                                                                   527
    21,600  KB Home                                                                             294
    39,300  Lennar Corp. "A"                                                                    341
    59,600  Pulte Homes, Inc.                                                                   652
                                                                                         ----------
                                                                                              2,197
                                                                                         ----------
            HOMEFURNISHING RETAIL (0.1%)
    72,400  Bed Bath & Beyond, Inc.*                                                          1,840
                                                                                         ----------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
   120,600  Carnival Corp.                                                                    2,933
    79,100  Marriott International, Inc. "A"                                                  1,538
    50,100  Starwood Hotels & Resorts Worldwide, Inc.                                           897
    46,562  Wyndham Worldwide Corp.                                                             305
                                                                                         ----------
                                                                                              5,673
                                                                                         ----------
            HOUSEHOLD APPLIANCES (0.1%)
    16,100  Black & Decker Corp.                                                                673
    13,800  Snap-On, Inc.                                                                       543
    20,200  Stanley Works                                                                       689
    19,893  Whirlpool Corp.                                                                     823
                                                                                         ----------
                                                                                              2,728
                                                                                         ----------
            HOUSEWARES & SPECIALTIES (0.1%)
    38,800  Fortune Brands, Inc.                                                              1,602
    72,000  Newell Rubbermaid, Inc.                                                             704
                                                                                         ----------
                                                                                              2,306
                                                                                         ----------
            INTERNET RETAIL (0.2%)
    87,598  Amazon.com, Inc.*                                                                 4,492
    52,453  Expedia, Inc.*                                                                      432
                                                                                         ----------
                                                                                              4,924
                                                                                         ----------
            LEISURE PRODUCTS (0.1%)
    33,300  Hasbro, Inc.                                                                        972
   100,200  Mattel, Inc.                                                                      1,603
                                                                                         ----------
                                                                                              2,575
                                                                                         ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MOTORCYCLE MANUFACTURERS (0.0%)
    65,600  Harley-Davidson, Inc.                                                        $    1,113
                                                                                         ----------
            MOVIES & ENTERTAINMENT (1.4%)
   616,600  News Corp. "A"                                                                    5,605
   975,000  Time Warner, Inc.                                                                 9,808
   168,500  Viacom, Inc. "B"*                                                                 3,212
   497,521  Walt Disney Co.                                                                  11,289
                                                                                         ----------
                                                                                             29,914
                                                                                         ----------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    74,300  Eastman Kodak Co.                                                                   489
                                                                                         ----------
            PUBLISHING (0.2%)
    60,300  Gannett Co., Inc.                                                                   482
    86,700  McGraw-Hill Companies, Inc.                                                       2,011
     9,900  Meredith Corp.                                                                      170
    34,700  New York Times Co. "A"                                                              254
     1,500  Washington Post Co. "B"                                                             585
                                                                                         ----------
                                                                                              3,502
                                                                                         ----------
            RESTAURANTS (1.2%)
    34,650  Darden Restaurants, Inc.                                                            977
   301,800  McDonald's Corp.                                                                 18,769
   203,200  Starbucks Corp.*                                                                  1,922
   126,200  Yum! Brands, Inc.                                                                 3,975
                                                                                         ----------
                                                                                             25,643
                                                                                         ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    89,000  H&R Block, Inc.                                                                   2,022
                                                                                         ----------
            SPECIALTY STORES (0.2%)
    70,600  Office Depot, Inc.*                                                                 210
   193,300  Staples, Inc.                                                                     3,464
    33,100  Tiffany & Co.                                                                       782
                                                                                         ----------
                                                                                              4,456
                                                                                         ----------
            TIRES & RUBBER (0.0%)
    63,800  Goodyear Tire & Rubber Co.*                                                         381
                                                                                         ----------
            Total Consumer Discretionary                                                    178,231
                                                                                         ----------
            CONSUMER STAPLES (12.8%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.2%)
   171,280  Archer-Daniels-Midland Co.                                                        4,938
                                                                                         ----------
            BREWERS (0.1%)
    41,700  Molson Coors Brewing Co. "B"                                                      2,040
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            DISTILLERS & VINTNERS (0.1%)
    26,625  Brown-Forman Corp. "B"                                                       $    1,371
    53,500  Constellation Brands, Inc. "A"*                                                     843
                                                                                         ----------
                                                                                              2,214
                                                                                         ----------
            DRUG RETAIL (0.8%)
   385,885  CVS Caremark Corp.                                                               11,090
   264,800  Walgreen Co.                                                                      6,533
                                                                                         ----------
                                                                                             17,623
                                                                                         ----------
            FOOD DISTRIBUTORS (0.2%)
   165,000  Sysco Corp.                                                                       3,785
                                                                                         ----------
            FOOD RETAIL (0.4%)
   178,200  Kroger Co.                                                                        4,706
   116,100  Safeway, Inc.                                                                     2,760
    54,625  SUPERVALU, Inc.                                                                     798
    36,700  Whole Foods Market, Inc.                                                            346
                                                                                         ----------
                                                                                              8,610
                                                                                         ----------
            HOUSEHOLD PRODUCTS (3.2%)
    37,200  Clorox Co.                                                                        2,067
   137,800  Colgate-Palmolive Co.                                                             9,445
   113,500  Kimberly-Clark Corp.                                                              5,986
   806,277  Procter & Gamble Co.                                                             49,844
                                                                                         ----------
                                                                                             67,342
                                                                                         ----------
            HYPERMARKETS & SUPER CENTERS (1.9%)
   118,100  Costco Wholesale Corp.                                                            6,200
   602,900  Wal-Mart Stores, Inc.(f)                                                         33,799
                                                                                         ----------
                                                                                             39,999
                                                                                         ----------
            PACKAGED FOODS & MEAT (1.6%)
    55,600  Campbell Soup Co.                                                                 1,669
   125,500  ConAgra Foods, Inc.                                                               2,071
    38,400  Dean Foods Co.*                                                                     690
    91,700  General Mills, Inc.                                                               5,571
    87,300  H.J. Heinz Co.                                                                    3,282
    44,100  Hershey Co.                                                                       1,532
    33,426  J.M. Smucker Co.                                                                  1,449
    66,500  Kellogg Co.                                                                       2,916
   400,949  Kraft Foods, Inc. "A"                                                            10,766
    32,800  McCormick & Co., Inc.                                                             1,045
   194,000  Sara Lee Corp.                                                                    1,899
    75,900  Tyson Foods, Inc. "A"                                                               665
                                                                                         ----------
                                                                                             33,555
                                                                                         ----------

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            PERSONAL PRODUCTS (0.2%)
   117,500  Avon Products, Inc.                                                          $    2,823
    30,800  Estee Lauder Companies, Inc. "A"                                                    954
                                                                                         ----------
                                                                                              3,777
                                                                                         ----------
            SOFT DRINKS (2.3%)
   536,000  Coca-Cola Co.                                                                    24,265
    80,700  Coca-Cola Enterprises, Inc.                                                         971
    67,900  Dr. Pepper Snapple Group, Inc.*                                                   1,103
    35,000  Pepsi Bottling Group, Inc.                                                          788
   418,300  PepsiCo, Inc.                                                                    22,910
                                                                                         ----------
                                                                                             50,037
                                                                                         ----------
            TOBACCO (1.8%)
   560,200  Altria Group, Inc.                                                                8,437
    46,125  Lorillard, Inc.                                                                   2,599
   546,500  Philip Morris International, Inc.                                                23,778
    44,900  Reynolds American, Inc.                                                           1,810
    41,400  UST, Inc.                                                                         2,872
                                                                                         ----------
                                                                                             39,496
                                                                                         ----------
            Total Consumer Staples                                                          273,416
                                                                                         ----------
            ENERGY (13.2%)
            --------------
            COAL & CONSUMABLE FUELS (0.2%)
    47,600  CONSOL Energy, Inc.                                                               1,360
    22,400  Massey Energy Co.                                                                   309
    71,800  Peabody Energy Corp.                                                              1,634
                                                                                         ----------
                                                                                              3,303
                                                                                         ----------
            INTEGRATED OIL & GAS (9.1%)
   548,117  Chevron Corp.                                                                    40,544
   403,408  ConocoPhillips                                                                   20,896
 1,375,000  Exxon Mobil Corp.(f)                                                            109,766
    75,700  Hess Corp.                                                                        4,061
   190,640  Marathon Oil Corp.                                                                5,216
    50,500  Murphy Oil Corp.                                                                  2,240
   220,100  Occidental Petroleum Corp.                                                       13,204
                                                                                         ----------
                                                                                            195,927
                                                                                         ----------
            OIL & GAS DRILLING (0.2%)
    38,000  ENSCO International, Inc.                                                         1,079
    74,300  Nabors Industries Ltd.*                                                             889
    73,000  Noble Corp.                                                                       1,613
    33,200  Rowan Companies, Inc.                                                               528
                                                                                         ----------
                                                                                              4,109
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (1.4%)
    84,800  Baker Hughes, Inc.                                                           $    2,720
    77,800  BJ Services Co.                                                                     908
    59,800  Cameron International Corp.*                                                      1,226
   244,470  Halliburton Co.                                                                   4,444
   113,600  National Oilwell Varco, Inc.*                                                     2,776
   325,000  Schlumberger Ltd.                                                                13,757
    56,800  Smith International, Inc.                                                         1,300
   183,600  Weatherford International Ltd.*                                                   1,987
                                                                                         ----------
                                                                                             29,118
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   125,600  Anadarko Petroleum Corp.                                                          4,842
    91,400  Apache Corp.                                                                      6,812
    25,700  Cabot Oil & Gas Corp.                                                               668
   148,800  Chesapeake Energy Corp.                                                           2,406
   120,500  Devon Energy Corp.                                                                7,918
    68,500  EOG Resources, Inc.                                                               4,560
    46,300  Noble Energy, Inc.                                                                2,279
    32,000  Pioneer Natural Resources Co.                                                       518
    41,144  Range Resources Corp.                                                             1,415
    91,300  Southwestern Energy Co.*                                                          2,645
   154,607  XTO Energy, Inc.                                                                  5,453
                                                                                         ----------
                                                                                             39,516
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    32,800  Sunoco, Inc.                                                                      1,426
    40,400  Tesoro Corp.                                                                        532
   138,700  Valero Energy Corp.                                                               3,001
                                                                                         ----------
                                                                                              4,959
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   184,100  El Paso Corp.                                                                     1,442
   163,040  Spectra Energy Corp.                                                              2,566
   153,444  Williams Companies, Inc.                                                          2,222
                                                                                         ----------
                                                                                              6,230
                                                                                         ----------
            Total Energy                                                                    283,162
                                                                                         ----------
            FINANCIALS (13.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    53,400  American Capital Ltd.                                                               173
    60,860  Ameriprise Financial, Inc.                                                        1,422
   312,449  Bank of New York Mellon Co., Inc.                                                 8,852
    21,200  Federated Investors, Inc. "B"                                                       359

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    40,400  Franklin Resources, Inc.                                                     $    2,577
   106,300  Invesco Ltd.                                                                      1,535
    39,500  Janus Capital Group, Inc.                                                           317
    36,000  Legg Mason, Inc.                                                                    789
    58,200  Northern Trust Corp.(c)                                                           3,034
   115,500  State Street Corp.                                                                4,543
    71,600  T. Rowe Price Group, Inc.                                                         2,537
                                                                                         ----------
                                                                                             26,138
                                                                                         ----------
            CONSUMER FINANCE (0.5%)
   311,000  American Express Co.                                                              5,769
   104,329  Capital One Financial Corp.                                                       3,327
   126,300  Discover Financial Services                                                       1,204
   125,500  SLM Corp.*                                                                        1,117
                                                                                         ----------
                                                                                             11,417
                                                                                         ----------
            DIVERSIFIED BANKS (2.1%)
    42,700  Comerica, Inc.                                                                      848
   471,000  U.S. Bancorp                                                                     11,780
   588,305  Wachovia Corp.                                                                    3,259
 1,022,000  Wells Fargo & Co.                                                                30,128
                                                                                         ----------
                                                                                             46,015
                                                                                         ----------
            INSURANCE BROKERS (0.3%)
    74,000  Aon Corp.                                                                         3,380
   136,000  Marsh & McLennan Companies, Inc.                                                  3,301
                                                                                         ----------
                                                                                              6,681
                                                                                         ----------
            INVESTMENT BANKING & BROKERAGE (1.1%)
   256,247  Charles Schwab Corp.                                                              4,144
   129,700  E*TRADE Financial Corp.*                                                            149
   119,000  Goldman Sachs Group, Inc.                                                        10,042
   435,900  Merrill Lynch & Co., Inc.                                                         5,074
   289,800  Morgan Stanley                                                                    4,648
                                                                                         ----------
                                                                                             24,057
                                                                                         ----------
            LIFE & HEALTH INSURANCE (1.1%)
   127,500  AFLAC, Inc.                                                                       5,845
    71,371  Lincoln National Corp.                                                            1,345
   213,000  MetLife, Inc.                                                                     7,425
    72,000  Principal Financial Group, Inc.                                                   1,625
   116,000  Prudential Financial, Inc.                                                        3,510
    23,300  Torchmark Corp.                                                                   1,041
    89,100  Unum Corp.                                                                        1,657
                                                                                         ----------
                                                                                             22,448
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.3%)
   706,549  American International Group, Inc.                                           $    1,109
    29,900  Assurant, Inc.                                                                      897
   125,900  Genworth Financial, Inc. "A"                                                        357
    83,300  Hartford Financial Services Group, Inc.                                           1,368
    95,472  Loews Corp.                                                                       2,697
                                                                                         ----------
                                                                                              6,428
                                                                                         ----------
            MULTI-SECTOR HOLDINGS (0.0%)
    49,700  Leucadia National Corp.*                                                            984
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.8%)
 1,353,652  Bank of America Corp.                                                            19,059
 1,468,200  Citigroup, Inc.(f)                                                                9,852
 1,007,089  JPMorgan Chase & Co.                                                             31,754
                                                                                         ----------
                                                                                             60,665
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (1.0%)
   147,000  Allstate Corp.                                                                    4,816
    95,600  Chubb Corp.                                                                       4,876
    41,379  Cincinnati Financial Corp.                                                        1,203
    51,400  MBIA, Inc.*                                                                         209
   179,100  Progressive Corp.                                                                 2,652
   159,207  Travelers Companies, Inc.                                                         7,196
    80,000  XL Capital Ltd. "A"                                                                 296
                                                                                         ----------
                                                                                             21,248
                                                                                         ----------
            REAL ESTATE SERVICES (0.0%)
    54,300  CB Richard Ellis Group, Inc. "A"*                                                   235
                                                                                         ----------
            REGIONAL BANKS (1.0%)
   151,600  BB&T Corp.                                                                        4,163
   157,000  Fifth Third Bancorp                                                               1,297
    50,388  First Horizon National Corp.                                                        533
    78,256  First Horizon National Corp. - Fractional Shares*                                     -
   104,600  Huntington Bancshares, Inc.                                                         801
   127,000  KeyCorp                                                                           1,082
    21,300  M&T Bank Corp.                                                                    1,223
    65,499  Marshall & Ilsley Corp.                                                             893
   560,000  National City Corp.                                                               1,014
    95,600  PNC Financial Services Group, Inc.                                                4,684
   189,583  Regions Financial Corp.                                                           1,509
    96,100  SunTrust Banks, Inc.                                                              2,839
    32,000  Zions Bancorp                                                                       784
                                                                                         ----------
                                                                                             20,822
                                                                                         ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            REITs - DIVERSIFIED (0.1%)
    37,400  Vornado Realty Trust                                                         $    2,257
                                                                                         ----------
            REITs - INDUSTRIAL (0.1%)
    75,400  ProLogis                                                                          1,047
                                                                                         ----------
            REITs - OFFICE (0.1%)
    31,700  Boston Properties, Inc.                                                           1,744
                                                                                         ----------
            REITs - RESIDENTIAL (0.2%)
    29,741  Apartment Investment & Management Co. "A"                                           344
    21,500  AvalonBay Communities, Inc.                                                       1,302
    71,800  Equity Residential Properties Trust                                               2,141
                                                                                         ----------
                                                                                              3,787
                                                                                         ----------
            REITs - RETAIL (0.2%)
    34,000  Developers Diversified Realty Corp.                                                 166
    63,800  Kimco Realty Corp.                                                                1,166
    60,000  Simon Property Group, Inc.                                                        3,188
                                                                                         ----------
                                                                                              4,520
                                                                                         ----------
            REITs - SPECIALIZED (0.3%)
    70,132  HCP, Inc.                                                                         1,947
   143,800  Host Hotels & Resorts, Inc.                                                       1,089
    43,900  Plum Creek Timber Co., Inc.                                                       1,525
    33,168  Public Storage                                                                    2,637
                                                                                         ----------
                                                                                              7,198
                                                                                         ----------
            SPECIALIZED FINANCE (0.5%)
    74,000  CIT Group, Inc.                                                                     336
    18,300  CME Group, Inc.                                                                   3,808
    20,100  IntercontinentalExchange, Inc.*                                                   1,657
    52,300  Moody's Corp.                                                                     1,051
    38,100  Nasdaq OMX Group, Inc.*                                                             941
    73,000  NYSE Euronext                                                                     1,999
                                                                                         ----------
                                                                                              9,792
                                                                                         ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   145,800  Hudson City Bancorp, Inc.                                                         2,327
    93,700  People's United Financial, Inc.                                                   1,671
   150,398  Sovereign Bancorp, Inc.*                                                            448
                                                                                         ----------
                                                                                              4,446
                                                                                         ----------
            Total Financials                                                                281,929
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HEALTH CARE (14.6%)
            -------------------
            BIOTECHNOLOGY (2.2%)
   286,548  Amgen, Inc.*                                                                 $   16,548
    77,910  Biogen Idec, Inc.*                                                                3,711
   124,900  Celgene Corp.*                                                                    6,904
    18,000  Cephalon, Inc.*                                                                   1,387
    74,100  Genzyme Corp.*                                                                    4,918
   248,864  Gilead Sciences, Inc.*                                                           12,727
                                                                                         ----------
                                                                                             46,195
                                                                                         ----------
            HEALTH CARE DISTRIBUTORS (0.4%)
    44,318  AmerisourceBergen Corp.                                                           1,580
    95,415  Cardinal Health, Inc.                                                             3,289
    73,100  McKesson Corp.                                                                    2,831
    27,200  Patterson Companies, Inc.*                                                          510
                                                                                         ----------
                                                                                              8,210
                                                                                         ----------
            HEALTH CARE EQUIPMENT (2.1%)
   169,100  Baxter International, Inc.                                                        9,062
    66,000  Becton, Dickinson and Co.                                                         4,514
   399,800  Boston Scientific Corp.*                                                          3,094
    26,400  C.R. Bard, Inc.                                                                   2,224
   137,750  Covidien Ltd.                                                                     4,992
    40,660  Hospira, Inc.*                                                                    1,091
    10,900  Intuitive Surgical, Inc.*                                                         1,384
   304,300  Medtronic, Inc.                                                                   9,561
    91,400  St. Jude Medical, Inc.*                                                           3,013
    64,700  Stryker Corp.                                                                     2,585
    32,800  Varian Medical Systems, Inc.*                                                     1,149
    61,200  Zimmer Holdings, Inc.*                                                            2,474
                                                                                         ----------
                                                                                             45,143
                                                                                         ----------
            HEALTH CARE FACILITIES (0.0%)
   122,500  Tenet Healthcare Corp.*                                                             141
                                                                                         ----------
            HEALTH CARE SERVICES (0.7%)
    27,600  DaVita, Inc.*                                                                     1,368
    67,800  Express Scripts, Inc.*                                                            3,727
    29,700  Laboratory Corp. of America Holdings*                                             1,913
   136,166  Medco Health Solutions, Inc.*                                                     5,707
    41,380  Quest Diagnostics, Inc.                                                           2,148
                                                                                         ----------
                                                                                             14,863
                                                                                         ----------
            HEALTH CARE SUPPLIES (0.0%)
    39,400  DENTSPLY International, Inc.                                                      1,113
                                                                                         ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HEALTH CARE TECHNOLOGY (0.0%)
    50,500  IMS Health, Inc.                                                             $      766
                                                                                         ----------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    44,323  Life Technologies Corp.*                                                          1,033
    13,700  Millipore Corp.*                                                                    706
    32,400  PerkinElmer, Inc.                                                                   451
   111,400  Thermo Fisher Scientific, Inc.*                                                   3,795
    27,300  Waters Corp.*                                                                     1,001
                                                                                         ----------
                                                                                              6,986
                                                                                         ----------
            MANAGED HEALTH CARE (1.0%)
   125,000  Aetna, Inc.                                                                       3,563
    72,000  CIGNA Corp.                                                                       1,213
    40,280  Coventry Health Care, Inc.*                                                         599
    44,400  Humana, Inc.*                                                                     1,655
   328,300  UnitedHealth Group, Inc.                                                          8,733
   138,964  WellPoint, Inc.*                                                                  5,855
                                                                                         ----------
                                                                                             21,618
                                                                                         ----------
            PHARMACEUTICALS (7.9%)
   421,000  Abbott Laboratories                                                              22,469
    81,500  Allergan, Inc.                                                                    3,286
   538,600  Bristol-Myers Squibb Co.                                                         12,522
   272,400  Eli Lilly and Co.                                                                10,969
    80,500  Forest Laboratories, Inc.*                                                        2,050
   748,600  Johnson & Johnson                                                                44,789
    64,400  King Pharmaceuticals, Inc.*                                                         684
   573,400  Merck & Co., Inc.                                                                17,431
    81,100  Mylan, Inc.*                                                                        802
 1,818,220  Pfizer, Inc.(f)                                                                  32,201
   437,400  Schering-Plough Corp.                                                             7,449
    28,400  Watson Pharmaceuticals, Inc.*                                                       755
   358,400  Wyeth                                                                            13,444
                                                                                         ----------
                                                                                            168,851
                                                                                         ----------
            Total Health Care                                                               313,886
                                                                                         ----------
            INDUSTRIALS (11.0%)
            -------------------
            AEROSPACE & DEFENSE (2.8%)
   197,300  Boeing Co.                                                                        8,419
   106,900  General Dynamics Corp.                                                            6,156
    31,300  Goodrich Corp.                                                                    1,159
   198,400  Honeywell International, Inc.                                                     6,514
    31,500  L-3 Communications Holdings, Inc.                                                 2,324

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    89,000  Lockheed Martin Corp.                                                        $    7,483
    88,906  Northrop Grumman Corp.                                                            4,004
    36,700  Precision Castparts Corp.                                                         2,183
   113,600  Raytheon Co.                                                                      5,798
    41,600  Rockwell Collins, Inc.                                                            1,626
   258,600  United Technologies Corp.                                                        13,861
                                                                                         ----------
                                                                                             59,527
                                                                                         ----------
            AIR FREIGHT & LOGISTICS (1.1%)
    46,400  C.H. Robinson Worldwide, Inc.                                                     2,553
    56,700  Expeditors International of Washington, Inc.                                      1,887
    82,500  FedEx Corp.                                                                       5,292
   267,300  United Parcel Service, Inc. "B"                                                  14,744
                                                                                         ----------
                                                                                             24,476
                                                                                         ----------
            AIRLINES (0.1%)
   196,700  Southwest Airlines Co.                                                            1,696
                                                                                         ----------
            BUILDING PRODUCTS (0.1%)
    98,500  Masco Corp.                                                                       1,096
                                                                                         ----------
            COMMERCIAL PRINTING (0.0%)
    56,100  R.R. Donnelley & Sons Co.                                                           762
                                                                                         ----------
            CONSTRUCTION & ENGINEERING (0.2%)
    48,700  Fluor Corp.                                                                       2,185
    32,500  Jacobs Engineering Group, Inc.*                                                   1,563
                                                                                         ----------
                                                                                              3,748
                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   164,400  Caterpillar, Inc.                                                                 7,344
    53,700  Cummins, Inc.                                                                     1,435
   116,700  Deere & Co.                                                                       4,472
    38,500  Manitowoc Co., Inc.                                                                 333
   100,200  PACCAR, Inc.                                                                      2,866
                                                                                         ----------
                                                                                             16,450
                                                                                         ----------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
    36,000  Cintas Corp.                                                                        836
                                                                                         ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    46,400  Cooper Industries Ltd. "A"                                                        1,356
   206,700  Emerson Electric Co.                                                              7,568
    38,900  Rockwell Automation, Inc.                                                         1,254
                                                                                         ----------
                                                                                             10,178
                                                                                         ----------

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    85,100  Republic Services, Inc.                                                      $    2,110
    22,700  Stericycle, Inc.*                                                                 1,182
   134,600  Waste Management, Inc.                                                            4,461
                                                                                         ----------
                                                                                              7,753
                                                                                         ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    31,700  Monster Worldwide, Inc.*                                                            383
    42,500  Robert Half International, Inc.                                                     885
                                                                                         ----------
                                                                                              1,268
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (2.8%)
   188,800  3M Co.                                                                           10,863
 2,834,800  General Electric Co.(f)                                                          45,924
    65,800  Textron, Inc.                                                                       913
   129,150  Tyco International Ltd.                                                           2,790
                                                                                         ----------
                                                                                             60,490
                                                                                         ----------
            INDUSTRIAL MACHINERY (0.9%)
    69,700  Danaher Corp.                                                                     3,946
    49,900  Dover Corp.                                                                       1,643
    43,000  Eaton Corp.                                                                       2,138
    15,400  Flowserve Corp.                                                                     793
   106,000  Illinois Tool Works, Inc.                                                         3,715
    87,443  Ingersoll-Rand Co., Ltd. "A"                                                      1,517
    47,300  ITT, Inc.                                                                         2,175
    29,700  Pall Corp.                                                                          844
    44,400  Parker-Hannifin Corp.                                                             1,889
                                                                                         ----------
                                                                                             18,660
                                                                                         ----------
            OFFICE SERVICES & SUPPLIES (0.1%)
    26,700  Avery Dennison Corp.                                                                874
    56,400  Pitney Bowes, Inc.                                                                1,437
                                                                                         ----------
                                                                                              2,311
                                                                                         ----------
            RAILROADS (0.9%)
    75,800  Burlington Northern Santa Fe Corp.                                                5,739
   108,500  CSX Corp.                                                                         3,523
    99,500  Norfolk Southern Corp.                                                            4,681
   135,000  Union Pacific Corp.                                                               6,453
                                                                                         ----------
                                                                                             20,396
                                                                                         ----------
            RESEARCH & CONSULTING SERVICES (0.1%)
    14,300  Dun & Bradstreet Corp.                                                            1,104
    35,200  Equifax, Inc.                                                                       934
                                                                                         ----------
                                                                                              2,038
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    35,900  Fastenal Co.                                                                 $    1,251
    17,400  W.W. Grainger, Inc.                                                               1,372
                                                                                         ----------
                                                                                              2,623
                                                                                         ----------
            TRUCKING (0.0%)
    15,300  Ryder System, Inc.                                                                  593
                                                                                         ----------
            Total Industrials                                                               234,901
                                                                                         ----------
            INFORMATION TECHNOLOGY (15.2%)
            ------------------------------
            APPLICATION SOFTWARE (0.4%)
   143,700  Adobe Systems, Inc.*                                                              3,060
    61,000  Autodesk, Inc.*                                                                   1,199
    47,600  Citrix Systems, Inc.*                                                             1,122
    76,200  Compuware Corp.*                                                                    514
    88,700  Intuit, Inc.*                                                                     2,110
    27,400  Salesforce.com, Inc.*                                                               877
                                                                                         ----------
                                                                                              8,882
                                                                                         ----------
            COMMUNICATIONS EQUIPMENT (2.5%)
    23,442  Ciena Corp.*                                                                        157
 1,578,900  Cisco Systems, Inc.*                                                             25,736
   419,100  Corning, Inc.                                                                     3,994
    34,600  Harris Corp.                                                                      1,317
    58,725  JDS Uniphase Corp.*                                                                 214
   144,100  Juniper Networks, Inc.*                                                           2,523
   598,400  Motorola, Inc.                                                                    2,651
   449,400  QUALCOMM, Inc.                                                                   16,102
   117,000  Tellabs, Inc.*                                                                      482
                                                                                         ----------
                                                                                             53,176
                                                                                         ----------
            COMPUTER HARDWARE (3.8%)
   239,800  Apple, Inc.*                                                                     20,467
   469,600  Dell, Inc.*                                                                       4,808
   660,011  Hewlett-Packard Co.                                                              23,952
   362,200  International Business Machines Corp.                                            30,483
   205,800  Sun Microsystems, Inc.*                                                             786
    47,000  Teradata Corp.*                                                                     697
                                                                                         ----------
                                                                                             81,193
                                                                                         ----------
            COMPUTER STORAGE & PERIPHERALS (0.4%)
   549,200  EMC Corp.*                                                                        5,750
    24,200  Lexmark International, Inc. "A"*                                                    651
    90,900  NetApp, Inc.*                                                                     1,270
    36,300  QLogic Corp.*                                                                       488

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    62,100  SanDisk Corp.*                                                               $      596
                                                                                         ----------
                                                                                              8,755
                                                                                         ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    26,800  Affiliated Computer Services, Inc. "A"*                                           1,232
   138,400  Automatic Data Processing, Inc.                                                   5,445
    39,800  Computer Sciences Corp.*                                                          1,399
    35,000  Convergys Corp.*                                                                    224
    47,900  Fidelity National Information Services, Inc.                                        779
    45,500  Fiserv, Inc.*                                                                     1,655
    19,200  MasterCard, Inc. "A"                                                              2,744
    89,800  Paychex, Inc.                                                                     2,360
    49,455  Total System Services, Inc.                                                         692
   193,312  Western Union Co.                                                                 2,772
                                                                                         ----------
                                                                                             19,302
                                                                                         ----------
            ELECTRONIC COMPONENTS (0.1%)
    47,300  Amphenol Corp. "A"                                                                1,134
                                                                                         ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    94,800  Agilent Technologies, Inc.*                                                       1,482
    37,500  FLIR Systems, Inc.*                                                               1,150
                                                                                         ----------
                                                                                              2,632
                                                                                         ----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    50,700  Jabil Circuit, Inc.                                                                 342
    36,300  Molex, Inc.                                                                         526
   126,350  Tyco Electronics Ltd.                                                             2,048
                                                                                         ----------
                                                                                              2,916
                                                                                         ----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
    89,400  Electronic Arts, Inc.*                                                            1,434
                                                                                         ----------
            INTERNET SOFTWARE & SERVICES (1.4%)
    44,800  Akamai Technologies, Inc.*                                                          676
   292,400  eBay, Inc.*                                                                       4,082
    64,769  Google, Inc. "A"*                                                                19,926
    53,600  VeriSign, Inc.*                                                                   1,023
   377,900  Yahoo!, Inc.*                                                                     4,610
                                                                                         ----------
                                                                                             30,317
                                                                                         ----------
            IT CONSULTING & OTHER SERVICES (0.1%)
    75,900  Cognizant Technology Solutions Corp. "A"*                                         1,371
                                                                                         ----------
            OFFICE ELECTRONICS (0.1%)
   236,600  Xerox Corp.                                                                       1,886
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.3%)
   362,100  Applied Materials, Inc.                                                      $    3,668
    45,700  KLA-Tencor Corp.                                                                    996
    59,800  MEMC Electronic Materials, Inc.*                                                    854
    30,000  Novellus Systems, Inc.*                                                             370
    52,500  Teradyne, Inc.*                                                                     222
                                                                                         ----------
                                                                                              6,110
                                                                                         ----------
            SEMICONDUCTORS (1.8%)
   150,200  Advanced Micro Devices, Inc.*                                                       325
    79,700  Altera Corp.                                                                      1,332
    77,100  Analog Devices, Inc.                                                              1,467
   118,350  Broadcom Corp. "A"*                                                               2,008
 1,498,000  Intel Corp.                                                                      21,961
    62,900  Linear Technology Corp.                                                           1,391
   177,600  LSI Corp.*                                                                          584
    50,300  Microchip Technology, Inc.                                                          982
   192,000  Micron Technology, Inc.*                                                            507
    51,700  National Semiconductor Corp.                                                        521
   144,950  NVIDIA Corp.*                                                                     1,170
   348,000  Texas Instruments, Inc.                                                           5,401
    78,000  Xilinx, Inc.                                                                      1,390
                                                                                         ----------
                                                                                             39,039
                                                                                         ----------
            SYSTEMS SOFTWARE (3.1%)
    50,700  BMC Software, Inc.*                                                               1,364
   105,000  CA, Inc.                                                                          1,945
    41,300  McAfee, Inc.*                                                                     1,428
 2,067,910  Microsoft Corp.                                                                  40,200
    86,300  Novell, Inc.*                                                                       336
 1,054,700  Oracle Corp.*                                                                    18,700
   228,089  Symantec Corp.*                                                                   3,084
                                                                                         ----------
                                                                                             67,057
                                                                                         ----------
            Total Information Technology                                                    325,204
                                                                                         ----------
            MATERIALS (3.0%)
            ----------------
            ALUMINUM (0.1%)
   216,400  Alcoa, Inc.                                                                       2,437
                                                                                         ----------
            CONSTRUCTION MATERIALS (0.1%)
    29,800  Vulcan Materials Co.                                                              2,073
                                                                                         ----------
            DIVERSIFIED CHEMICALS (0.6%)
   252,600  Dow Chemical Co.                                                                  3,812
   246,500  E.I. du Pont de Nemours & Co.                                                     6,236

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    20,300  Eastman Chemical Co.                                                         $      644
    42,500  PPG Industries, Inc.                                                              1,803
                                                                                         ----------
                                                                                             12,495
                                                                                         ----------
            DIVERSIFIED METALS & MINING (0.1%)
   101,833  Freeport-McMoRan Copper & Gold, Inc.                                              2,489
    22,500  Titanium Metals Corp.                                                               198
                                                                                         ----------
                                                                                              2,687
                                                                                         ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    15,000  CF Industries Holdings, Inc.                                                        738
   147,322  Monsanto Co.                                                                     10,364
                                                                                         ----------
                                                                                             11,102
                                                                                         ----------
            FOREST PRODUCTS (0.1%)
    58,108  Weyerhaeuser Co.                                                                  1,779
                                                                                         ----------
            GOLD (0.2%)
   123,000  Newmont Mining Corp.                                                              5,006
                                                                                         ----------
            INDUSTRIAL GASES (0.4%)
    55,000  Air Products & Chemicals, Inc.                                                    2,765
    83,500  Praxair, Inc.                                                                     4,956
                                                                                         ----------
                                                                                              7,721
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.1%)
    25,900  Ball Corp.                                                                        1,077
    45,100  Owens-Illinois, Inc.*                                                             1,233
    33,500  Pactiv Corp.*                                                                       833
                                                                                         ----------
                                                                                              3,143
                                                                                         ----------
            PAPER PACKAGING (0.1%)
    24,300  Bemis Co., Inc.                                                                     575
    42,100  Sealed Air Corp.                                                                    629
                                                                                         ----------
                                                                                              1,204
                                                                                         ----------
            PAPER PRODUCTS (0.1%)
   119,020  International Paper Co.                                                           1,404
    45,711  MeadWestvaco Corp.                                                                  512
                                                                                         ----------
                                                                                              1,916
                                                                                         ----------
            SPECIALTY CHEMICALS (0.3%)
    46,600  Ecolab, Inc.                                                                      1,638
    20,900  International Flavors & Fragrances, Inc.                                            621
    34,700  Rohm & Haas Co.                                                                   2,144
    34,300  Sigma-Aldrich Corp.                                                               1,449
                                                                                         ----------
                                                                                              5,852
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            STEEL (0.3%)
    29,500  AK Steel Holding Corp.                                                       $      275
    26,700  Allegheny Technologies, Inc.                                                        682
    83,900  Nucor Corp.                                                                       3,876
    32,200  United States Steel Corp.                                                         1,198
                                                                                         ----------
                                                                                              6,031
                                                                                         ----------
            Total Materials                                                                  63,446
                                                                                         ----------
            TELECOMMUNICATION SERVICES (3.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (3.6%)
 1,590,046  AT&T, Inc.                                                                       45,316
    28,300  CenturyTel, Inc.                                                                    773
    37,221  Embarq Corp.                                                                      1,339
    81,000  Frontier Communications Corp.                                                       708
   400,500  Qwest Communications International, Inc.                                          1,458
   768,260  Verizon Communications, Inc.                                                     26,044
   117,731  Windstream Corp.                                                                  1,083
                                                                                         ----------
                                                                                             76,721
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   109,400  American Tower Corp. "A"*                                                         3,207
   789,439  Sprint Nextel Corp.*                                                              1,445
                                                                                         ----------
                                                                                              4,652
                                                                                         ----------
            Total Telecommunication Services                                                 81,373
                                                                                         ----------
            UTILITIES (4.2%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
    43,400  Allegheny Energy, Inc.                                                            1,469
   112,000  American Electric Power Co., Inc.                                                 3,727
    85,200  Edison International                                                              2,737
    52,300  Entergy Corp.                                                                     4,348
   179,400  Exelon Corp.                                                                      9,976
    84,050  FirstEnergy Corp.                                                                 4,083
   112,300  FPL Group, Inc.                                                                   5,652
    53,300  Pepco Holdings, Inc.                                                                947
    25,200  Pinnacle West Capital Corp.                                                         810
    97,900  PPL Corp.                                                                         3,004
    68,900  Progress Energy, Inc.                                                             2,746
   211,700  Southern Co.                                                                      7,833
                                                                                         ----------
                                                                                             47,332
                                                                                         ----------
            GAS UTILITIES (0.2%)
    34,700  Equitable Resources, Inc.                                                         1,164
    14,500  Nicor, Inc.                                                                         504

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    45,800  Questar Corp.                                                                $    1,497
                                                                                         ----------
                                                                                              3,165
                                                                                         ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   178,800  AES Corp.*                                                                        1,473
    47,300  Constellation Energy Group, Inc.                                                  1,187
   133,221  Dynegy, Inc. "A"*                                                                   267
                                                                                         ----------
                                                                                              2,927
                                                                                         ----------
            MULTI-UTILITIES (1.7%)
    54,500  Ameren Corp.                                                                      1,813
    91,200  CenterPoint Energy, Inc.                                                          1,151
    56,000  CMS Energy Corp.                                                                    566
    76,300  Consolidated Edison, Inc.                                                         2,970
   159,690  Dominion Resources, Inc.                                                          5,723
    42,100  DTE Energy Co.                                                                    1,502
   347,880  Duke Energy Corp.                                                                 5,222
    19,000  Integrys Energy Group, Inc.                                                         817
    67,000  NiSource, Inc.                                                                      735
    99,900  PG&E Corp.                                                                        3,867
   138,200  Public Service Enterprise Group, Inc.                                             4,031
    31,800  SCANA Corp.                                                                       1,132
    68,000  Sempra Energy                                                                     2,899
    52,100  TECO Energy, Inc.                                                                   643
    31,000  Wisconsin Energy Corp.                                                            1,301
   116,600  Xcel Energy, Inc.                                                                 2,163
                                                                                         ----------
                                                                                             36,535
                                                                                         ----------
            Total Utilities                                                                  89,959
                                                                                         ----------
            Total Common Stocks (cost $2,519,625)                                         2,125,507
                                                                                         ----------
            MONEY MARKET INSTRUMENTS (0.8%)
            MONEY MARKET FUND (0.5%)
10,563,214  Northern Institutional Funds - Diversified Assets Portfolio, 0.36%(a),(d)        10,563
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)       SECURITY
---------------------------------------------------------------------------------------------------
            OTHER (0.3%)
    $6,305  U.S. Treasury Bill, 0.20%, 5/14/2009(b),(e)                                       6,300
                                                                                         ----------
            Total Money Market Instruments (cost: $16,863)                                   16,863
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (0.0%)
            MONEY MARKET FUNDS (0.0%)
    34,308  AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.68%(a)              $       34
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)       SECURITY
---------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.0%)
      $725  Deutsche Bank Securities, Inc., 0.05%, acquired on 12/31/2008 and due 1/02/2009 at $725 (collateralized by $697 of
             Fannie Mae(g), 5.60%, due 2/01/2017; market value $740)                            725
                                                                                         ----------
            Total Short-Term Investments Purchased With Cash Collateral
             From Securities Loaned (cost: $759)                                                759
                                                                                         ----------

            TOTAL INVESTMENTS (COST $2,537,247)                                          $2,143,129
                                                                                         ==========

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2008

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    REIT -- Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at December 31, 2008.

    (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

    (c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
       (NTI), which is the subadviser of the Fund.

    (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

    (e) Security with a value of $6,300,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

    (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2008, as shown in the following table:

                                                                      VALUE AT
                                                             --------------------------------      UNREALIZED
TYPE OF FUTURE     EXPIRATION     CONTRACTS     POSITION     TRADE DATE     DECEMBER 31, 2008     APPRECIATION
--------------------------------------------------------------------------------------------------------------
S&P 500
 Index Futures   March 19, 2009      81           Long       $17,736,000       $18,227,000          $491,000

    (g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2008

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,537,247)             $2,143,129
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                             131
         Nonaffiliated transactions                                                 2,714
      USAA Investment Management Company (Note 7D)                                    236
      USAA Transfer Agency Company (Note 7E)                                          101
      Dividends and interest                                                        4,809
      Securities sold                                                               1,902
      Other                                                                             8
   Variation margin on futures contracts                                              241
                                                                               ----------
         Total assets                                                           2,153,271
                                                                               ----------
LIABILITIES
   Payables:
      Securities lending settlements                                                  773
      Securities purchased                                                          3,548
      Capital shares redeemed                                                       2,769
      Bank overdraft                                                                1,855
   Accrued management fees                                                            194
   Accrued administration and servicing fees                                            3
   Accrued transfer agent's fees                                                       53
   Other accrued expenses and payables                                                166
                                                                               ----------
         Total liabilities                                                          9,361
                                                                               ----------
            Net assets applicable to capital shares outstanding                $2,143,910
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $2,843,234
   Accumulated net realized loss on investments and futures transactions         (305,697)
   Net unrealized depreciation of investments and futures contracts              (393,627)
                                                                               ----------
            Net assets applicable to capital shares outstanding                $2,143,910
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $1,446,160/107,025 shares outstanding;
         unlimited number of shares authorized, no par value)                  $    13.51
                                                                               ==========
      Reward Shares (net assets of $697,750/51,635 shares outstanding;
         unlimited number of shares authorized, no par value)                  $    13.51
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                  $    64,835
   Interest                                                                           949
   Other (Note 7B)                                                                      5
   Securities lending (net)                                                           641
                                                                              -----------
      Total income                                                                 66,430
                                                                              -----------
EXPENSES
   Management fees                                                                  2,845
   Administration and servicing fees:
      Member Shares                                                                 1,159
      Reward Shares                                                                   548
   Transfer agent's fees:
      Member Shares                                                                 3,359
      Reward Shares                                                                   349
   Custody and accounting fees:
      Member Shares                                                                    10
      Reward Shares                                                                     3
   Postage:
      Member Shares                                                                   290
      Reward Shares                                                                     8
   Shareholder reporting fees:
      Member Shares                                                                    87
      Reward Shares                                                                     4
   Trustees' fees                                                                      10
   Registration:
      Member Shares                                                                    65
      Reward Shares                                                                    43
   Professional fees                                                                  142
   Other                                                                               74
                                                                              -----------
         Total expenses                                                             8,996
   Expenses paid indirectly:
      Member Shares                                                                    (4)
   Expenses reimbursed:
      Member Shares                                                                (2,640)
      Reward Shares                                                                (1,117)
                                                                              -----------
         Net expenses                                                               5,235
                                                                              -----------
NET INVESTMENT INCOME                                                              61,195
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
    Net realized loss on:
         Investments                                                              (33,952)
         Futures transactions                                                     (16,609)
    Change in net unrealized appreciation/depreciation of:
         Investments                                                           (1,270,782)
         Futures contracts                                                            345
                                                                              -----------
              Net realized and unrealized loss                                 (1,320,998)
                                                                              -----------
    Decrease in net assets resulting from operations                          $(1,259,803)
                                                                              ===========

See accompanying notes to financial statements.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                   2008            2007
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $    61,195      $   60,335
   Net realized gain (loss) on investments                      (33,952)         20,319
   Net realized gain (loss) on futures transactions             (16,609)          1,643
   Change in net unrealized appreciation/depreciation of:
      Investments                                            (1,270,782)         91,138
      Futures contracts                                             345             119
                                                            ---------------------------
      Increase (decrease) in net assets resulting from
         operations                                          (1,259,803)        173,554
                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                             (40,782)        (41,289)
      Reward Shares                                             (20,716)        (19,178)
                                                            ---------------------------
           Total distributions of net investment income         (61,498)        (60,467)
                                                            ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                 26,735         (13,703)
   Reward Shares                                                 82,958          55,208
                                                            ---------------------------
      Total net increase in net assets from capital
           share transactions                                   109,693          41,505
                                                            ---------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7E):
      Member Shares                                                   -               1
      Reward Shares                                                 101               -
                                                            ---------------------------
   Net increase (decrease) in net assets                     (1,211,507)        154,593
NET ASSETS
   Beginning of year                                          3,355,417       3,200,824
                                                            ---------------------------
   End of year                                              $ 2,143,910      $3,355,417
                                                            ===========================
Accumulated undistributed net investment income:
   End of year                                              $         -      $      109
                                                            ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are offered for sale to qualified public shareholders and to the USAA Target Retirement Funds (Target Funds), which are managed by the Manager.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Repurchase agreements are valued at cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

    The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

                                                          INVESTMENTS IN            OTHER FINANCIAL
VALUATION INPUTS                                              SECURITIES               INSTRUMENTS*
---------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                $2,136,104,000                     $491,000
Level 2 -- Other Significant Observable Inputs               7,025,000                            -
Level 3 -- Significant Unobservable Inputs                           -                            -
---------------------------------------------------------------------------------------------------
Total                                                   $2,143,129,000                     $491,000
---------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2008, these bank credits reduced the expenses of the Member Shares and Reward Shares by $4,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

   may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2008, the Fund paid CAPCO facility fees of $5,000, which represents 7.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2008.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend income resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and increase accumulated undistributed net investment income by $194,000. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2008, and 2007, was as follows:

                                                        2008           2007
                                                    ---------------------------
Ordinary income*                                    $61,498,000     $60,467,000
*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed capital and other losses                            $(295,553,000)
Unrealized depreciation of investments                             (403,771,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2008, the Fund had a current post-October loss of $9,777,000 and capital loss carryovers of $285,777,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2016, as shown below. It is unlikely that the Trust's Board of

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

  CAPITAL LOSS CARRYOVERS
-------------------------------
EXPIRES               BALANCE
-------------------------------
 2010              $213,601,000
 2011                   344,000
 2012                 1,474,000
 2013                17,856,000
 2014                10,601,000
 2016                41,901,000
                   ------------
         Total     $285,777,000
                   ============

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2008, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2008, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2008, were $209,983,000 and $98,276,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

As of December 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $2,546,900,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2008, for federal income tax purposes, were $394,499,000 and $798,270,000, respectively, resulting in net unrealized depreciation of $403,771,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended December 31, 2008, the Fund received securities-lending income of $641,000, which is net of the 20% income retained by Wachovia. As of December 31, 2008, the Fund had no securities out on loan; however, the Fund still had cash collateral of $773,000 pending settlement of broker accounts for recent lending activities. Of this amount, $759,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $14,000 remained in cash.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At December 31, 2008, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                        YEAR ENDED                 YEAR ENDED
                                        12/31/2008                 12/31/2007
----------------------------------------------------------------------------------
                                   SHARES        AMOUNT        SHARES     AMOUNT
                                  ------------------------------------------------
MEMBER SHARES:
Shares sold                        22,870      $ 412,318       21,476    $ 473,776
Shares issued from reinvested
   dividends                        2,310         39,417        1,807       40,068
Shares redeemed                   (23,477)      (425,000)     (23,808)    (527,547)
                                  ------------------------------------------------
Net increase (decrease) from
   capital share transactions       1,703      $  26,735         (525)   $ (13,703)
                                  ================================================
REWARD SHARES:
Shares sold                        14,928      $ 271,076       11,435    $ 253,421
Shares issued from reinvested
    dividends                       1,160         19,771          824       18,290
Shares redeemed                   (11,757)      (207,889)      (9,767)    (216,503)
                                  ------------------------------------------------
Net increase (decrease) from
    capital share transactions      4,331      $  82,958        2,492    $  55,208
                                  ================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2008, the Fund incurred management fees, paid or payable to the Manager, of $2,845,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2008, the Manager incurred subadvisory fees, paid or payable to NTI, of $430,000.

   NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2008, NTI remitted $5,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

   NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2008, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,159,000 and $548,000, respectively.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2008, the Fund reimbursed the Manager $42,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.09%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. The Manager may modify or terminate this voluntary agreement at any time. Prior to May 1, 2008, the expense limitation for the Member Shares was 0.19%. For the year ended December 31, 2008, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $2,612,000 and $1,104,000, respectively, of which $236,000 in total was receivable from the Manager.

   In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2008, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $28,000 and $13,000, respectively.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $3,359,000 and $349,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   Additionally, for the year ended December 31, 2008, the Fund's Reward Shares recorded a receivable from SAS for a capital contribution of $101,000 for adjustments related to corrections to certain shareholder transactions.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of December 31, 2008, the Fund recorded a receivable for capital shares sold of $131,000 for the Target Funds' purchase of the Fund's Reward Shares. As of December 31, 2008, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                  OWNERSHIP %
---------------------------------------------------------------
USAA Target Retirement Income Fund                    0.1%
USAA Target Retirement 2020 Fund                      0.2
USAA Target Retirement 2030 Fund                      0.3
USAA Target Retirement 2040 Fund                      0.2
USAA Target Retirement 2050 Fund                  Less than 0.1

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(10) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------------
                                                2008          2007            2006          2005          2004
                                          --------------------------------------------------------------------
Net asset value at beginning of period    $    21.98    $    21.24      $    18.70    $    18.15    $    16.70
                                          --------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                           .39           .39             .35           .30           .29
 Net realized and unrealized
  gain (loss)                                  (8.47)          .74            2.53           .55          1.45
                                          --------------------------------------------------------------------
Total from investment operations               (8.08)         1.13            2.88           .85          1.74
                                          --------------------------------------------------------------------
Less distributions from:
 Net investment income                          (.39)         (.39)           (.34)         (.30)         (.29)
                                          --------------------------------------------------------------------
Net asset value at end of period          $    13.51    $    21.98      $    21.24    $    18.70    $    18.15
                                          ====================================================================
Total return (%)*                             (37.13)         5.32(a)        15.54          4.77         10.51
Net assets at end of period (000)         $1,446,160    $2,315,340      $2,248,677    $2,292,568    $2,230,916
Ratios to average net assets:**
 Expenses (%)(b),(c)                             .23           .19(a)          .19           .19           .30
 Expenses, excluding
  reimbursements (%)(c)                          .37           .33             .34           .33           .33
 Net investment income (%)                      2.12          1.76            1.73          1.68          1.71
Portfolio turnover (%)                             3             5               4             6             3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2008, average net assets were
    $1,931,616,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008; and 0.35% from May 1, 2003, through September 30, 2004.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------
                                              2008          2007          2006        2005        2004
                                          ------------------------------------------------------------
Net asset value at beginning of period    $  21.99    $    21.25      $  18.70    $  18.15    $  16.70
                                          ------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                         .41           .41           .36         .32         .32
 Net realized and unrealized
  gain (loss)                                (8.48)          .74          2.55         .55        1.44
                                          ------------------------------------------------------------
Total from investment operations             (8.07)         1.15          2.91         .87        1.76
                                          ------------------------------------------------------------
Less distributions from:
 Net investment income                        (.41)         (.41)         (.36)       (.32)       (.31)
                                          ------------------------------------------------------------
Net asset value at end of period          $  13.51    $    21.99      $  21.25    $  18.70    $  18.15
                                          ============================================================
Total return (%)*                           (37.07)         5.42(a)      15.71        4.86       10.67
Net assets at end of period (000)         $697,750    $1,040,077      $952,147    $506,999    $478,189
Ratios to average net assets:**
 Expenses (%)(b),(c)                           .09           .09(a)        .09         .09         .15
 Expenses, excluding
  reimbursements (%)(c)                        .21           .20           .20         .19         .19
 Net investment income (%)                    2.27          1.86          1.85        1.78        1.88
Portfolio turnover (%)                           3             5             4           6           3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

 ** For the year ended December 31, 2008, average net assets were $913,529,000.

(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

(b) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets. Prior to October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets from May 1, 2002, through September 30, 2004.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

EXPENSE EXAMPLE

December 31, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                         BEGINNING              ENDING             DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE          JULY 1, 2008 -
                                        JULY 1, 2008      DECEMBER 31, 2008      DECEMBER 31, 2008
                                       -----------------------------------------------------------
MEMBER SHARES
Actual                                   $1,000.00             $ 714.30                $1.08

Hypothetical
 (5% return before expenses)              1,000.00             1,023.88                 1.27

REWARD SHARES
Actual                                    1,000.00               714.50                 0.39

Hypothetical
 (5% return before expenses)              1,000.00             1,024.68                 0.46

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (28.57)% for Member Shares and (28.55)% for Reward Shares for the six-month period of July 1, 2008, through December 31, 2008.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of December 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (5722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of USAA Investment Management Company or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
 (2) Member of Executive Committee
 (3) Member of Audit Committee
 (4) Member of Pricing and Investment Committee
 (5) Member of Corporate Governance Committee
 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

64  | USAA S&P 500 INDEX FUND

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

ROSE URBANCZYK
Assistant Treasurer
Born: June 1961
Year of Appointment: 2008

Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

 (1) Indicates those Officers who are employees of USAA Investment Management Company or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

66  | USAA S&P 500 INDEX FUND

================================================================================
TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          The Northern Trust Company
ACCOUNTING AGENT                       50 S. LaSalle St.
                                       Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"
--------------------------------------------------------------------------------
OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         activity, and fund prices; or exchange
                                       or redeem fund shares.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >>SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
29237-0209                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostkiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostkiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostkiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2008 and 2007 were $244,927 and $132,967, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2008 and 2007 were $63,500 and $60,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2008 and 2007 were $0 and $4,575, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2008 and 2007 were $108,000 and $101,895, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.